Form N-1A Cover	Nov. 13, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	T. Rowe Price Exchange-Traded Funds, Inc.
Entity Central Index Key	0001795351
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 13, 2025
Prospectus Date	Aug. 01, 2025